Schedule of warrant activities (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Beginning balance	8,917,250	8,917,250
Ordinary Shares Issuable, Beginning balance	4,458,625	4,458,625
Weighted Average Exercise Price, Beginning balance	$ 11.50	$ 11.50
Warrants, Granted			8,917,250
Ordinary Shares Issuable, Granted			4,458,625
Weighted Average Exercise Price, Granted			$ 11.50
Average Remaining Contractual Life, Granted				5 years
Warrants, Forfeited
Ordinary Shares Issuable, Forfeited
Weighted Average Exercise Price, Forfeited
Warrants, Exercised
Ordinary Shares Issuable, Exercised
Weighted Average Exercise Price, Exercised
Average Remaining Contractual Life, Outstanding	2 years 10 months 17 days	3 years 10 months 17 days	4 years 10 months 17 days
Warrants Outstanding, Ending balance	8,917,250	8,917,250	8,917,250
Ordinary Shares Issuable, Ending balance	4,458,625	4,458,625	4,458,625
Weighted Average Exercise Price, Ending balance	$ 11.50	$ 11.50	$ 11.50